FORM 13F

                    FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2004

Check here if Amendment [ ]; Amendment Number: ____

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pate Capital Partners, LP
Address:  555 Montgomery Street
          Suite 603
          San Francisco, CA  94111

Form 13F File Number:  28-10885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bruce A. Pate
Title:    General Partner
Phone:    415-765-5589

Signature, Place, and Date of Signing:


Bruce A. Pate       San Francisco, CA.       Oct 6, 2004


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total:	$47,366


List of Other Included Managers:

NONE

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                                                                 FORM 13F INFORMATION TABLE


                                                          VALUE  SHRS OR  SH/  PUT/ INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)  PRN AMT  PRN  CALL DISCRETION   MANAGERS     SOLE     SHARED  NONE

3COM CORP                    COM             885535104      633   150000  SH       sole          n/a          150000   0       0
ANDREW CORP                  COM             034425108      612    50000  SH       sole          n/a           50000   0       0
BERKSHIRE HATHAWAY INC       CL B COM        084670207     1436      500  SH       sole          n/a             500   0       0
CHENIERE ENERGY INC          COM             16411R208     3952   200000  SH       sole          n/a          200000   0       0
CRYSTALLEX INTL CORP         COM             22942F101     2022   600000  SH       sole          n/a          600000   0       0
ENDWAVE CORP                 COM             29264A206     2588   200000  SH       sole          n/a          200000   0       0
GATEWAY GOLD CORP            COM             36761P107      610   350000  SH       sole          n/a          350000   0       0
GRANT PRIDECO INC            COM             38821G101     2049   100000  SH       sole          n/a          100000   0       0
HARMONY GOLD MINING LTD      SPONS ADR       413216300     4086   300000  SH       sole          n/a          300000   0       0
JOY GLOBAL INC               COM             481165108     3782   110000  SH       sole          n/a          110000   0       0
KFX INC                      COM             48245L107      540    70000  SH       sole          n/a           70000   0       0
LEUCADIA NATL CORP           COM             527288104     2266    40000  SH       sole          n/a           40000   0       0
MAJOR DRILLING GROUP         COM             560909103     2851   400000  SH       sole          n/a          400000   0       0
MERIDIAN GOLD INC            COM             589975101     3344   200000  SH       sole          n/a          200000   0       0
NOVAGOLD RESOURCES INC       COM             66987E206     2223   350000  SH       sole          n/a          350000   0       0
OXIANA LTD                   COM              6397825      1194  2000000  SH       sole          n/a         2000000   0       0
PYR ENERGY                   COM             693677106      173   150000  SH       sole          n/a          150000   0       0
ROGERS CORP                  COM             775133101     2125    50000  SH       sole          n/a           50000   0       0
SASOL LTD                    SPONS ADR       803866300     7488   400000  SH       sole          n/a          400000   0       0
SONIC ENVIRONMENTAL SOL      COM             835452103     1189   600000  SH       sole          n/a          600000   0       0
TEEKAY SHIPPING CORP         COM             Y8564W103      862    20000  SH       sole          n/a           20000   0       0
VARCO INTL INC               COM             922122106     1341    50000  SH       sole          n/a           50000   0       0

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